Note 12 - Government Assistance	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of government grants [text block]
12	Government assistance

During the year ended December 31, 2020, the Company secured a $3,000,000 commitment funding from the National Research Council’s Industrial Research Assistance Program (“IRAP”). In January 2021, the Company secured an additional $535,200 commitment to bring the total commitment to $3,535,200. During the year ended December 31, 2021, the Company received $2,149,092 of this commitment from IRAP, and the amount was used to reduce technology costs on the consolidated statement of comprehensive income. As of December 31, 2021, the Company recognized the full amount of $3,535,200 from the IRAP commitment. During the year ended December 31, 2022, the Company did not receive any funds from IRAP.